Exhibit 99.2

		Remittance Dates:	November 24, 2023 through December 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	November 24, 2023 through December 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$977,454.56	$973,179.20
2	Small General Service	$0.00193	per kWh	$90,764.76	$90,584.86
3	General Service	$0.00177	per kWh	$440,436.01	$440,010.55
4	Large General Service	$0.00125	per kWh	$126,900.01	$126,784.31
5	Large Industrial Power Service	$0.04709	per kW	$93,003.80	$93,003.80
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,623.37	$4,623.37
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,540.57	$73,398.26
10	Total			$1,806,723.08	$1,801,584.35

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,801,584.35
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,801,584.35

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of November 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin Marino
	Title: Assistant Treasurer

		Remittance Dates:	December 26, 2023 through January 22, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	December 26, 2023 through January 22, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$994,177.61	$989,829.10
2	Small General Service	$0.00193	per kWh	$87,616.56	$87,442.90
3	General Service	$0.00177	per kWh	$408,438.51	$408,043.98
4	Large General Service	$0.00125	per kWh	$123,279.20	$123,166.75
5	Large Industrial Power Service	$0.04709	per kW	$96,511.85	$96,511.85
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,613.99	$4,613.99
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,303.94	$73,162.13
10	Total			$1,787,941.66	$1,782,770.70

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,782,770.70
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,782,770.70

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of December, 2023.

				ENTERGY TEXAS, INC., as Servicer
				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	January 24, 2024 through February 22, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	January 24, 2024 through February 22, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,385,895.06	$1,379,833.15
2	Small General Service	$0.00193	per kWh	$112,916.98	$112,693.20
3	General Service	$0.00177	per kWh	$463,822.65	$463,374.61
4	Large General Service	$0.00125	per kWh	$127,398.98	$127,282.80
5	Large Industrial Power Service	$0.04709	per kW	$94,971.07	$94,971.07
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$5,160.39	$5,160.39
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,004.82	$72,863.54
10	Total			$2,263,169.95	$2,256,178.76

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,256,178.76
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,256,178.76

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of February, 2024.

				ENTERGY TEXAS, INC., as Servicer
				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	February 23, 2024 through March 22, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	February 23, 2024 through March 22, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,138,141.54	$1,133,163.28
2	Small General Service	$0.00193	per kWh	$102,491.31	$102,288.16
3	General Service	$0.00177	per kWh	$431,204.98	$430,788.44
4	Large General Service	$0.00125	per kWh	$124,786.06	$124,672.24
5	Large Industrial Power Service	$0.04709	per kW	$92,850.17	$92,850.17
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,513.85	$4,513.85
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$73,428.75	$73,286.67
10	Total			$1,967,416.66	$1,961,562.81

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,961,562.81
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,961,562.81

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of March, 2024.

				ENTERGY TEXAS, INC., as Servicer
				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	March 25, 2024 through April 22, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	March 25, 2024 through April 22, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$863,269.03	$859,493.09
2	Small General Service	$0.00193	per kWh	$89,330.98	$89,153.93
3	General Service	$0.00177	per kWh	$398,585.38	$398,200.33
4	Large General Service	$0.00125	per kWh	$124,096.17	$123,983.00
5	Large Industrial Power Service	$0.04709	per kW	$94,614.75	$94,614.75
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,387.66	$4,387.66
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$72,849.14	$72,708.20
10	Total			$1,647,133.11	$1,642,540.96

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,642,540.96
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,642,540.96

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 11th day of April, 2024.

				ENTERGY TEXAS, INC., as Servicer
				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	April 23, 2024 through May 22, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2023 through April 28, 2024
		Remittance Dates:	April 23, 2024 through May 22, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$758,171.21	$754,879.98
2	Small General Service	$0.00193	per kWh	$62,044.58	$61,918.26
3	General Service	$0.00177	per kWh	$376,782.08	$376,464.81
4	Large General Service	$0.00125	per kWh	$115,682.61	$115,591.08
5	Large Industrial Power Service	$0.04709	per kW	$91,355.14	$91,355.14
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$1,834.49	$1,834.49
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$64,402.04	$64,287.42
10	Total			$1,470,272.15	$1,466,331.18

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,466,331.18
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,466,331.18

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of May 2024.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin Marino
	Title: Assistant Treasurer